PENDING MERGER	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
PENDING MERGER
NOTE 20 — PENDING MERGER

On December 10, 2012, the Corporation entered an agreement with Trio Merger Corporation (“Trio”) for the merger of the Corporation into a wholly-owned subsidiary of Trio, subject to a number of conditions, including approval of the merger transaction by the Trio stockholders. Trio is a blank check company formed under the laws of Delaware on February 2, 2011, in order to effect a merger, capital stock exchange, asset acquisition or other similar business combination with one or more business entities.

On June 24, 2011 and June 27, 2011, Trio concluded its initial public offering and private placement of shares for proceeds of $69,670.

Certain stockholders of Trio have agreed to grant certain members of the senior management of the Corporation an irrevocable proxy to vote a certain number of shares such that those members of the senior management of the Corporation will have 51% control. While Trio will be the legal acquirer, the Corporation will be the accounting acquirer because control will remain with the management and board members of the existing Corporation.

Once the merger is completed Trio will change its name to SAExploration Holdings, Inc.

Just prior to the merger, the Corporation may declare a special dividend of up to $15,000, subject to restrictions of the Credit Agreement and the merger agreement. The Corporation’s common share, exchangeable share and warrant holders will receive 6,448,413 shares of Trio common stock and the right to receive up to 992,064 additional shares of Trio common stock after the closing based on the achievement of specified earnings targets by the combined company for 2013 and 2014. They will also receive from Trio cash of $7,500 and a note for $17,500. The Preferred Shares of the Corporation will also be purchased by Trio for $5,000.

To provide a fund for payment to Trio with respect to its post-closing rights to indemnification under the merger agreement for breaches of representations and warranties and covenants by the Corporation and its stockholders, and for certain other indemnifiable matters, there will be placed in escrow (with an independent escrow agent) 545,635 of the shares of Trio common stock available to the Corporation’s common share, exchangeable share and warrant holders at closing.

On December 6, 2012, the Corporation entered into an agreement with Canaccord, which designated Canaccord as the Corporation’s exclusive financial advisor with respect to various financial and strategic matters. In connection with this engagement, the Corporation will pay an investment banking fee of no more than $1.9 million to Canaccord upon the completion of the merger.